UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   307 South Main Street
           Suite 302
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin          Elkhart, IN         August 9, 2003
-------------------------    -----------------    -------------------
      [Signature]              [City, State]             [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  27 items

Form 13F Information Table Value Total:  $338,288.00
                                         (in thousands)

List of Other Included Managers:          None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

[Repeat as necessary.]

                                                        Form 13F Information Table

                            Title
                            of                 Value      Shrs or     SH/   Put/   Invstmt  Other          Voting authority
Name of Issuer              Class  CUSIP       (x$1000)   prn amt     PRN   Call   Dscretn  managers   Sole       Shared   None

AMERICAN EXPRESS CO.        COM    025816109    1,373        32,850                Sole                   32,850
BERKSHIRE HATHAWAY - B      COM    084670207   21,037         8,657                Sole                    8,481             176
CLAYTON HOMES               COM    184190106   41,773     3,328,510                Sole                3,243,260          85,250
CLEAR CHANNEL
  COMMUNICATIONS, INC.      COM    184502102      305         7,200                Sole                    7,200
DOLLAR GENERAL              COM    256669102   52,153     2,856,145                Sole                2,793,615          62,530
DOVER CORP.                 COM    260003108   32,513     1,085,200                Sole                1,060,230          24,970
EMMIS COMM.CL A             COM    291525103   36,280     1,568,537                Sole                1,537,492          31,045
FRANKLIN ELECTRIC           COM    353514102      216         3,900                Sole                    3,900
GENERAL ELECTRIC            COM    369604103      513        17,900                Sole                   17,900
HON INDUSTRIES              COM    438092108   20,963       687,310                Sole                  668,025          19,285
INTEL CORP.                 COM    458140100      514        24,700                Sole                   24,700
KEYCORP                     COM    493267108      226         8,946                Sole                    8,946
LAMAR ADV.                  COM    512815101   34,107       960,770                Sole                  942,300          18,470
LEGGETT AND PLATT           COM    524660107   25,930     1,264,885                Sole                1,239,650          25,235
MCDONALD'S CORP.            COM    580135101   27,274     1,236,375                Sole                1,214,270          22,105
MERCK & CO.                 COM    589331107      484         8,000                Sole                    8,000
MERCURY GENERAL             COM    589400100   13,003       284,840                Sole                  281,360           3,480
MICROSOFT CORP.             COM    594918104      687        26,800                Sole                   26,800
MUELLER INDUSTRIES, INC.    COM    624756102      300        11,075                Sole                   11,075
PEPSICO, INC.               COM    713448108      436         9,800                Sole                    9,800
SKYLINE CORPORATION         COM    830830105      327        10,900                Sole                   10,900
ST. JOSEPH CAPITAL
   CORPORATION              COM    790595102    1,411        70,750                Sole                   64,750           6,000
THOR INDUSTRIES             COM    885160101      233         5,705                Sole                    5,705
TORCHMARK                   COM    891027104      224         6,000                Sole                    6,000
WALT DISNEY                 COM    254687106   25,029     1,267,275                Sole                1,237,550          29,725
WELL FARGO & CO             COM    949746101      635        12,600                Sole                   12,600
WYETH                       COM    983024100      342         7,500                Sole                    7,500